Leases - Schedule of Maturity Analysis of Future Minimum Financial Leases Payments (Detail) - Apr. 30, 2023 ¥ in Thousands, $ in Thousands	JPY (¥)	USD ($)
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	¥ 15,979	$ 118
2025	14,869	109
2026	10,001	74
2027	456	3
2028	114	1
Total	41,419	305
Less: Interest component	(1,710)	(13)
Present value of minimum lease payments	¥ 39,709	$ 292